OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	22,450	30,974
Accrued expense	108,205	71,462
Other payables	21,681	11,944
Payable for collaboration assets	15,350	16,338
Other tax payables	1,845	2,084
Total	169,531	132,802
Other payables are non-interest-bearing and repayable on demand.